Employee Benefit Plan - Additional Information (Detail)	1 Months Ended
Feb. 01, 2007 H
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Retirement Savings Plan, year of service required for eligibility	1 year
Retirement Savings Plan, hours of service required for eligibility	1,000
Retirement Savings Plan, years of age required for eligibility	21 years
Discretionary matching and profit sharing contributions, vesting period	5 years